Taxation (Tables)	12 Months Ended
Dec. 31, 2024
Taxation [Abstract]
Schedule of Reconciliation of Income Tax (Expenses) Benefits

The income tax expense of the Group during the years ended December 31, 2022, 2023 and 2024 is analyzed as follows:

	Year ended December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
Current income tax	9,423	2,980	(16,307)
Deferred income tax	438	806	(1,650)
Income tax expense/(credit)	9,861	3,786	(17,957)
Attributable to:
Continuing operations	9,861	3,308	(19,150)
Discontinued operations	—	478	1,193
	Year ended December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
Loss before income tax from continuing operations	(5,627,504)	(1,290,722)	(927,188)
Loss before income tax from discontinued operations	—	(12,642)	(5,211)
Loss before income tax including discontinued operations	(5,627,504)	(1,303,364)	(932,399)

Tax calculated at statutory income tax rate of 25% in Mainland China	(1,406,876)	(325,841)	(233,100)
Tax effects of:
Differing tax rates in different jurisdictions	1,272,471	65,790	77,346
Expenses not deductible for income tax purposes	137,862	122,634	89,191
Deductible temporary differences not recognized	—	23,771	24,449
Tax losses not recognized	37,283	140,493	24,792
Utilization of deductible temporary differences previously not recognized	—	(17,657)	—
Utilization of tax losses previously not recognized	(30,879)	(1,660)	(635)
Tax exemptions	—	(456)	—
Others	—	(3,288)	—
Income tax expense/(credit)	9,861	3,786	(17,957)